SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Flow Statement [Abstract]
Accounts receivable	$ (10.7)	$ 4.1
Contract assets	153.0	(66.6)
Inventories	(76.3)	(65.6)
Prepayments	(11.2)	(9.7)
Income taxes	30.2	(13.2)
Accounts payable and accrued liabilities	11.0	21.8
Provisions	14.2	(15.3)
Contract liabilities	17.9	30.0
Increase (decrease) in working capital	128.1	(114.5)
Interest paid	189.7	174.7
Interest received	17.1	13.3
Income taxes paid	$ 69.7	$ 34.7